CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 3,637	$ 15,419	$ 124,501
Prepaid expenses	64,543	7,208
Total current assets	68,180	22,627	124,501
Deferred offering costs			1,101,353
Investments held in Trust Account	37,205,930	36,605,106
Total Assets	37,274,110	36,627,733	1,225,854
Current liabilities:
Accounts payable and accrued expenses	1,548,087	1,081,753	34,000
Income taxes payable	615,035	524,562
Excise tax payable	359,957	359,957
Accrued offering costs			12,362
Notes payable - related party	135,000	0	1,200,000
Due to affiliate	87,000	72,000	17,000
Total current liabilities	2,745,079	2,038,272	1,263,362
Deferred underwriting commissions	2,070,000	2,070,000
Total liabilities	4,815,079	4,108,272	1,263,362
Commitments and Contingencies
Common stock subject to possible redemption	36,766,604
Stockholders' Deficit
Preferred stock	0	0	0
Common stock	216	216	173
Additional paid-in capital	0	0	24,827
Accumulated deficit	(4,307,789)	(3,907,008)	(62,508)
Total stockholders' deficit	(4,307,573)	(3,906,792)	(37,508)
Total Liabilities and Stockholders' Deficit	37,274,110	36,627,733	$ 1,225,854
Common Stock Subject to Mandatory Redemption [Member]
Current liabilities:
Common stock subject to possible redemption	$ 36,766,604	$ 36,426,253